Earnings per share (EPS)	12 Months Ended
Dec. 31, 2023
Earnings per share (EPS)
Earnings per share (EPS)

Note 12. Earnings per share (EPS)

Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period, net of weighted average number of treasury shares held during the period. Exercisable warrants with an exercise price for little to no consideration are included in basic EPS.

Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue Class A shares were issued but not securities that are anti-dilutive. RSUs, options and warrants with time-based only service requirements are considered outstanding for dilutive EPS until the earlier of vest date or forfeiture date.

The historical weighted average number of ordinary shares outstanding for the year ended December 31, 2021 were recalculated by using an exchange ratio.

Class A and Class B shareholders are entitled to dividends based on the nominal value of the ordinary shares. As the Class B shares have lower nominal value, the shares are entitled to 1/10 of the dividends attributable to Class A shares.

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Issued Class A shares as of January 1	206,849	206,572	177,627
Effect of Class A shares issued	346	222	7,890
Effect of options and warrants exercised or exercisable	519	—	19
Effect of treasury shares held	(197)	(246)	—
Effect of shares issued related to a business combination	—	—	1,133
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670
Effect of unvested RSUs, options, and warrants	19,129	15,619	2,003
Weighted-average number of Class A shares as of December 31 (diluted)	226,646	222,167	188,673

The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Issued Class B shares as of January 1	903,671	903,671	903,671
Weighted-average number of Class B shares as of December 31 (basic and diluted)	903,671	903,671	903,671

The following tables reflect the income data used in the basic and diluted EPS calculations for profit attributable to owners of the Company:

	Years Ended December 31,
in €‘000	2023	2022	2021
Profit attributable to Class A shares owners	24,152	7,580	8,744
Profit attributable to Class B shares owners	10,503	3,311	3,825
Profit attributable to owners of the Company	34,655	10,891	12,569

	Years Ended December 31,
	2023	2022	2021
Basic EPS from profit attributable to Class A shares owners	0.12	0.04	0.05
Diluted EPS from profit attributable to Class A shares owners	0.11	0.03	0.05
Basic and diluted EPS from profit attributable to Class B shares owners	0.01	0.00	0.00

The following tables reflect the income data used in the basic and diluted EPS calculations for loss from discontinued operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2023	2022	2021
Loss from discontinued operations attributable to Class A shares owners	(524)	—	—
Loss from discontinued operations attributable to Class B shares owners	(227)	—	—
Loss from discontinued operations attributable to owners of the Company	(751)	—	—

	Years Ended December 31,
	2023	2022	2021
Basic EPS from discontinued operations attributable to Class A shares owners	(0.00)	—	—
Diluted EPS from discontinued operations attributable to Class A shares owners	(0.00)	—	—
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	(0.00)	—	—

The following tables reflect the income data used in the basic and diluted EPS calculations for profit from continuing operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2023	2022	2021
Profit for the year from continuing operations attributable to Class A shares owners	24,675	7,580	8,744
Profit for the year from continuing operations attributable to Class B shares owners	10,731	3,311	3,825
Profit for the year from continuing operations attributable to owners of the Company	35,406	10,891	12,569

	Years Ended December 31,
	2023	2022	2021
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.12	0.04	0.05
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.11	0.03	0.05
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.01	0.00	0.00